NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Jun. 30, 2020 USD ($) $ / shares shares
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)
Net income from discontinued operations | $	$ 6,319,000
Weighted average common shares outstanding	15,423,655
Incremental shares from the:
Conversion of preferred stock Series A	48,000
Conversion of preferred stock Series B	594,048
Conversion of preferred stock Series C	12,148,653
Conversion of preferred stock Series D	5,214,411
Stock payable | $	$ 1,664,000
assumed exercise of dilutive stock options	2,453,486
assumed exercise of dilutive stock warrants	6,901,474
Lock-Up Agreements - common stock equivalents	(5,711,111)
Dilutive potential common shares	38,736,616
Net earnings per share from discontinued operations:
Basic | $ / shares	$ 0.41
Diluted | $ / shares	$ 0.16